Property, plant & equipment - Right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant & equipment
Right-of-use assets, beginning of period	€ 7,719	€ 8,102
Additions	1,925
Right-of-use assets, end of period	5,429	7,719	€ 8,102
Acquisition value
Property, plant & equipment
Right-of-use assets, beginning of period	17,426	17,764	20,476
Additions	1,925	3,150	3,965
Assets held for sale	(169)
Acquired through business combinations		36
Disposal	(3,283)	(1,777)	(3,313)
Currency translation	(304)	71	(74)
Transfers	(202)	(1,818)	(3,290)
Right-of-use assets, end of period	15,393	17,426	17,764
Depreciation
Property, plant & equipment
Right-of-use assets, beginning of period	(9,707)	(9,662)	(12,055)
Assets held for sale	141
Depreciation charge for the year.	(3,087)	(3,191)	(3,296)
Disposal	2,505	1,627	3,023
Currency translation	184	(46)	8
Transfers		1,565	2,659
Right-of-use assets, end of period	(9,963)	(9,707)	(9,662)
Land and buildings
Property, plant & equipment
Right-of-use assets, beginning of period	4,368	4,511
Additions	1,026	1,822	1,739
Depreciation charge for the year.	(1,881)	(1,851)	(1,735)
Right-of-use assets, end of period	2,691	4,368	4,511
Land and buildings | Acquisition value
Property, plant & equipment
Right-of-use assets, beginning of period	8,613	8,175	9,391
Additions	1,026	1,822	1,739
Assets held for sale	(133)
Acquired through business combinations		36
Disposal	(2,477)	(1,123)	(2,607)
Currency translation	(282)	48	(112)
Transfers		(345)	(236)
Right-of-use assets, end of period	6,748	8,613	8,175
Land and buildings | Depreciation
Property, plant & equipment
Right-of-use assets, beginning of period	(4,246)	(3,664)	(4,569)
Assets held for sale	133
Depreciation charge for the year.	(1,881)	(1,851)	(1,735)
Disposal	1,752	953	2,360
Currency translation	185	(29)	45
Transfers		345	235
Right-of-use assets, end of period	(4,057)	(4,246)	(3,664)
Vehicles
Property, plant & equipment
Right-of-use assets, beginning of period	2,160
Right-of-use assets, end of period	1,660	2,160
Vehicles | Acquisition value
Property, plant & equipment
Right-of-use assets, beginning of period	4,010	5,077	4,680
Additions	488	739	1,980
Assets held for sale	(36)
Disposal	(770)	(430)	(676)
Currency translation	(11)	7	2
Transfers		(1,384)	(909)
Right-of-use assets, end of period	3,681	4,010	5,077
Vehicles | Depreciation
Property, plant & equipment
Right-of-use assets, beginning of period	(1,849)	(2,561)	(2,909)
Assets held for sale	8
Depreciation charge for the year.	(902)	(1,073)	(1,185)
Disposal	717	454	627
Currency translation	5	(3)	(3)
Transfers		1,334	909
Right-of-use assets, end of period	(2,021)	(1,849)	(2,561)
Equipment
Property, plant & equipment
Right-of-use assets, beginning of period	1,191
Right-of-use assets, end of period	1,079	1,191
Equipment | Acquisition value
Property, plant & equipment
Right-of-use assets, beginning of period	4,803	4,512	6,405
Additions	411	589	246
Disposal	(36)	(224)	(30)
Currency translation	(11)	16	36
Transfers	(202)	(89)	(2,145)
Right-of-use assets, end of period	4,964	4,803	4,512
Equipment | Depreciation
Property, plant & equipment
Right-of-use assets, beginning of period	(3,611)	(3,437)	(4,578)
Depreciation charge for the year.	(304)	(266)	(376)
Disposal	36	220	36
Currency translation	(6)	(14)	(34)
Transfers		(114)	1,515
Right-of-use assets, end of period	€ (3,885)	€ (3,611)	€ (3,437)